FINANCIAL INSTRUMENTS (Details 5) - Interest rate risk [member]	Dec. 31, 2025	Dec. 31, 2024
C D I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	14.90%	12.15%
C D I [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	17.69%	13.72%
C D I [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	12.97%	10.56%
T J L P [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	9.07%	7.43%
T J L P [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	9.22%	8.11%
T J L P [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	6.18%	6.72%
I P C A [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	4.26%	4.83%
I P C A [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	4.76%	5.60%
I P C A [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	3.96%	4.27%
S O F R 6 M [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	3.57%	4.25%
S O F R 6 M [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	4.70%	5.31%
S O F R 6 M [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	3.26%	0.51%
S O F R [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	3.87%	4.49%
S O F R [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	5.54%	5.28%
S O F R [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	3.64%	0.30%
E U R I B O R 3 M [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	2.03%	2.71%
E U R I B O R 3 M [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	4.31%	4.22%
E U R I B O R 3 M [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	1.95%	1.73%
E U R I B O R 6 M [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	2.11%	2.57%
E U R I B O R 6 M [Member] | Scenario I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	4.38%	4.19%
E U R I B O R 6 M [Member] | Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Interest rate (in percent)	2.02%	2.27%